Consolidated balance sheets - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	€ 1,715,080	€ 1,180,187
Trade accounts and other receivables from unrelated parties	3,195,633	3,367,111
Accounts receivable from related parties	35,814	40,936
Inventories	1,995,994	2,067,922
Other current assets	564,613	671,835
Other current financial assets	474,967	433,740
Assets held for sale	153,660	161,013
Total current assets	8,135,761	7,922,744
Property, plant and equipment	3,290,029	3,646,126
Right-of-use assets	3,208,525	3,612,456
Intangible assets	1,253,369	1,370,080
Goodwill	13,620,743	15,170,652
Deferred taxes	231,388	229,509
Investment in equity method investees	710,728	620,831
Other non-current assets	213,011	198,325
Other non-current financial assets	627,630	795,856
Total non-current assets	23,155,423	25,643,835
Total assets	31,291,184	33,566,579
Liabilities
Accounts payable to unrelated parties	685,169	904,278
Accounts payable to related parties	66,576	80,044
Current provisions and other current liabilities	1,277,619	1,499,934
Other current financial liabilities	1,831,921	1,787,373
Short-term debt from unrelated parties	23,859	2,099
Current portion of long-term debt	989,830	575,283
Current portion of lease liabilities from unrelated parties	563,937	615,983
Current portion of lease liabilities from related parties	25,746	24,901
Income tax liabilities	167,556	142,654
Liabilities directly associated with assets held for sale	28,350	27,511
Total current liabilities	5,660,563	5,660,060
Long-term debt, less current portion	6,326,876	6,260,825
Lease liabilities from unrelated parties, less current portion	3,017,182	3,411,855
Lease liabilities from related parties, less current portion	77,118	87,962
Non-current provisions and other non-current liabilities	361,456	374,163
Other non-current financial liabilities	201,566	538,685
Pension liabilities	628,846	678,673
Income tax liabilities	77,803	76,953
Deferred taxes	612,949	708,890
Total non-current liabilities	11,303,796	12,138,006
Total liabilities	16,964,359	17,798,066
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 353,413,449 shares authorized, 293,413,449 issued and outstanding as of June 30, 2025 (December 31, 2024: 362,370,124 shares authorized, 293,413,449 shares issued and outstanding)	293,413	293,413
Additional paid-in capital	3,342,630	3,345,408
Retained earnings	11,293,381	11,266,287
Accumulated other comprehensive income (loss)	(1,658,513)	(328,545)
Total FME AG shareholders' equity	13,270,911	14,576,563
Noncontrolling interests	1,055,914	1,191,950
Total equity	14,326,825	15,768,513
Total liabilities and equity	€ 31,291,184	€ 33,566,579